SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended								12 Months Ended
	Feb. 28, 2017	Feb. 16, 2017	Feb. 15, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Cash distribution (in dollars per share)				$ 0.45	$ 0.44	$ 0.43	$ 0.42	$ 0.41	$ 0.39	$ 0.37	$ 0.35	$ 1.74	$ 1.52
Payments to Acquire Property, Plant, and Equipment												$ 22,978	$ 3,503	$ 47,805
Subsequent Event [Member]
Cash distribution (in dollars per share)		$ 0.45
Paulsboro Natural Gas Pipeline Company LLC [Member] | Subsequent Event [Member]
Payments to Acquire Property, Plant, and Equipment	$ 11,600
Affiliate Note Payable [Member] | Subsequent Event [Member]
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Chalmette Storage Tank [Member] | Subsequent Event [Member]
Term of Agreement			10 years
Chalmette Storage Tank [Member] | Chalmette Refinery [Member] | PBFX Operating Company LP [Member] | Subsequent Event [Member]
Term of Agreement			20 years